Debt - Schedule of Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Interest expense	$ 203	$ 215	$ 217
Interest income	(31)	(9)	(10)
Interest expense, net	172	206	207
Senior Secured Notes
Debt Instrument [Line Items]
Interest expense	129	132	143
Revolving Credit Facilities
Debt Instrument [Line Items]
Interest expense	29	53	42
Term Loan Facilities
Debt Instrument [Line Items]
Interest expense	43	22	26
Other
Debt Instrument [Line Items]
Interest expense	$ 2	$ 7	$ 6